Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000808303
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A